Share-Based Compensation (Changyou 2008 Share Incentive Plan, After Initial Public Offering, Narrative ) (Details) (Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member], Class A restricted share units [Member], Executive officers other than former CEO [Member], USD $)
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Class A restricted share units [Member] | Executive officers other than former CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated restricted share units granted	1,807,552
Vesting period commencing on grant date	4 years
Share-based compensation expense	$ 1,300,000	$ 1,500,000	$ 3,000,000
Unrecognized compensation expenses	1,500,000
Weighted average period over which unrecognized compensation expected to be recognized	1 year 1 month 10 days
Fair value of restricted stock units, vested	$ 1,100,000	$ 5,500,000	$ 4,700,000